Equity Awards and Instruments - Schedule of Fair Value Assumptions (Details) - Stock Option - $ / shares		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		31.04%	29.57%
Expected dividend yield	0.00%	1.11%	1.38%	1.18%
Risk-free interest rate		1.31%	2.48%	2.40%
Expected term (in years)		3 years 9 months	3 years 9 months
Weighted average grant date fair value of options issued (USD per share)		$ 2.49	$ 1.66	$ 1.46